Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 327.7	€ 412.9	€ 354.7	€ 366.8
Financial assets at amortised cost	527.3	502.0
Financial assets at fair value through profit or loss	105.0	137.8
Financial liabilities at amortised cost	(2,814.9)	(2,854.2)
Financial assets (liabilities) at fair value through other comprehensive income	(62.8)	(108.1)
Total	(2,245.4)	(2,322.5)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(71.2)	(110.0)
Financial Liabilities At Fair Value Through Other Comprehensive Income	(71.2)	(110.0)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(669.6)	(719.1)
Financial liabilities	(669.6)	(719.1)
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(2,145.3)	(2,135.1)
Financial liabilities	(2,145.3)	(2,135.1)
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets	8.4	1.9
Derivative financial assets held for hedging	8.4	1.9
Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	298.9	226.9
Financial assets	298.9	226.9
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	228.4	275.1
Financial assets at fair value through profit or loss	99.3	137.8
Financial assets	327.7	€ 412.9
Short-term investments [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	€ 5.7